Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2014
Other Current Assets [Abstract]
Other Current Assets
	December 31,		June 30,
		2013	2014
Inventories		$8,616	$7,699
Deferred mobilization expenses		76,986	101,783
Prepayments and advances		15,902	19,933
Insurance claims (Note 14)		435	23,729
Deferred financing costs		-	19,497
Other		9,032	15,798
		$110,971	$188,439